Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Alpha Strategy Fund
Focused Growth Fund
Focused Large Cap Value Fund
Focused Small Cap Value Fund
Fundamental Equity Fund
Global Equity Fund
Growth Leaders Fund
Health Care Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Micro Cap Growth Fund
Value Opportunities Fund

For the period ended January 31, 2023

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND January 31, 2023

		Fair
Investments	Shares	Value
LONG-TERM INVESTMENTS 100.02%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.02%
Lord Abbett Developing Growth Fund, Inc. - Class I*(c)	5,486,232	$132,602,227
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I(d)	2,411,273	66,816,369
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	7,289,607	131,577,405
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I*(d)	3,778,617	66,276,950
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	7,302,676	133,711,999
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	7,485,682	132,571,431
Total Investments in Underlying Funds (cost 685,056,253)		663,556,381
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.08%

Repurchase Agreements 0.08%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $566,900 of U.S. Treasury Note at 2.250% due 11/15/2024; value: $548,997; proceeds: $538,204 (cost $538,174)	$538,174	$538,174
Total Investments in Securities 100.10% (cost $685,594,427)		664,094,555
Other Assets and Liabilities – Net (0.10)%		(654,221)
Net Assets 100.00%		$663,440,334

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$663,556,381	$–	$–	$663,556,381
Short-Term Investments
Repurchase Agreements	–	538,174	–	538,174
Total	$663,556,381	$538,174	$–	$664,094,555

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND January 31, 2023

		Fair
Investments	Shares	Value
LONG-TERM INVESTMENTS 98.13%

COMMON STOCKS 98.13%

Aerospace & Defense 5.98%
Axon Enterprise, Inc.*	5,626	$1,099,545
Raytheon Technologies Corp.	10,076	1,006,089
Total		2,105,634

Biotechnology 7.17%
Argenx SE ADR*	1,824	697,224
Sarepta Therapeutics, Inc.*	7,259	907,157
Vertex Pharmaceuticals, Inc.*	2,853	921,805
Total		2,526,186

Communications Equipment 3.69%
Arista Networks, Inc.*	5,796	730,412
Calix, Inc.*	10,801	568,565
Total		1,298,977

Electrical Equipment 3.02%
Rockwell Automation, Inc.	3,778	1,065,509

Health Care Equipment & Supplies 4.09%
DexCom, Inc.*	7,403	792,787
TransMedics Group, Inc.*	10,260	646,585
Total		1,439,372

Hotels, Restaurants & Leisure 2.86%
Chipotle Mexican Grill, Inc.*	613	1,009,231

Information Technology Services 13.71%
Block, Inc.*	8,745	714,641
Mastercard, Inc. Class A	4,645	1,721,437
Shopify, Inc. Class A (Canada)*(a)	34,984	1,723,662
Snowflake, Inc. Class A*	4,285	670,345
Total		4,830,085
		Fair
Investments	Shares	Value
Internet & Direct Marketing Retail 10.23%
MercadoLibre, Inc. (Uruguay)*(a)	1,253	$1,480,658
Netflix, Inc.*	3,521	1,245,941
Pinduoduo, Inc. ADR*	8,947	876,627
Total		3,603,226

Machinery 2.53%
Deere & Co.	2,107	890,924

Pharmaceuticals 2.95%
Eli Lilly & Co.	3,022	1,040,021

Semiconductors & Semiconductor Equipment 14.97%
Advanced Micro Devices, Inc.*	7,983	599,922
Applied Materials, Inc.	6,175	688,451
First Solar, Inc.*	4,351	772,738
Lattice Semiconductor Corp.*	14,340	1,086,829
Monolithic Power Systems, Inc.	1,665	710,222
NVIDIA Corp.	7,244	1,415,260
Total		5,273,422

Software 12.02%
Bill.com Holdings, Inc.*	5,520	638,222
Clear Secure, Inc. Class A	35,825	1,124,547
Microsoft Corp.	5,746	1,423,916
ServiceNow, Inc.*	2,300	1,046,799
Total		4,233,484

Technology Hardware, Storage & Peripherals 7.91%
Apple, Inc.	19,319	2,787,539

Textiles, Apparel & Luxury Goods 7.00%
Crocs, Inc.*	8,869	1,079,978
NIKE, Inc. Class B	10,887	1,386,242
Total		2,466,220
Total Common Stocks (cost $33,153,508)		34,569,830

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND January 31, 2023

	Principal	Fair
Investments	Amount	Value
SHORT-TERM INVESTMENTS 3.49%

Repurchase Agreements 3.49%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $1,293,700 of U.S. Treasury Note at 2.250% due 11/15/2024 value: $1,252,844; proceeds: $1,228,297 (cost $1,228,227)	$1,228,227	$1,228,227
Total Investments in Securities 101.62% (cost $34,381,735)		35,798,057
Other Assets and Liabilities – Net (1.62)%		(570,373)
Net Assets 100.00%		$35,227,684

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$34,569,830	$–	$–	$34,569,830
Short-Term Investments
Repurchase Agreements	–	1,228,227	–	1,228,227
Total	$34,569,830	$1,228,227	$–	$35,798,057

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND January 31, 2023

		Fair
Investments	Shares	Value
LONG-TERM INVESTMENTS 98.74%

COMMON STOCKS 98.74%

Aerospace & Defense 4.08%
Raytheon Technologies Corp.	8,920	$890,662

Air Freight & Logistics 1.71%
Expeditors International of Washington, Inc.	3,450	373,118

Automobiles 2.60%
General Motors Co.	14,400	566,208

Banks 6.73%
JPMorgan Chase & Co.	5,380	752,985
Wells Fargo & Co.	15,250	714,767
Total		1,467,752

Biotechnology 4.73%
AbbVie, Inc.	4,290	633,847
Gilead Sciences, Inc.	4,740	397,876
Total		1,031,723

Building Products 2.30%
Masco Corp.	9,430	501,676

Capital Markets 10.42%
Ameriprise Financial, Inc.	2,540	889,305
Charles Schwab Corp. (The)	7,080	548,134
KKR & Co., Inc.	14,950	834,359
Total		2,271,798

Chemicals 2.60%
Valvoline, Inc.	15,440	566,030

Construction Materials 2.75%
Eagle Materials, Inc.	4,110	600,389

Energy Equipment & Services 2.98%
Schlumberger Ltd.	11,390	649,002

Food & Staples Retailing 2.57%
BJ’s Wholesale Club Holdings, Inc.*	7,720	559,468
		Fair
Investments	Shares	Value
Health Care Providers & Services 5.48%
Centene Corp.*	7,030	$535,967
CVS Health Corp.	7,470	659,004
Total		1,194,971

Hotels, Restaurants & Leisure 2.75%
Caesars Entertainment, Inc.*	11,540	600,772

Household Products 1.86%
Spectrum Brands Holdings, Inc.	5,960	404,565

Information Technology Services 7.62%
Euronet Worldwide, Inc.*	4,360	491,285
Fiserv, Inc.*	5,680	605,942
PayPal Holdings, Inc.*	6,940	565,541
Total		1,662,768

Insurance 6.54%
Allstate Corp. (The)	6,000	770,820
RenaissanceRe Holdings Ltd.	3,350	655,561
Total		1,426,381

Interactive Media & Services 1.96%
Alphabet, Inc. Class A*	4,320	426,989

Machinery 3.30%
Parker-Hannifin Corp.	2,210	720,460

Metals & Mining 0.98%
Alcoa Corp.	4,090	213,662

Multi-Line Retail 2.69%
Target Corp.	3,410	586,997

Oil, Gas & Consumable Fuels 5.85%
Chesapeake Energy Corp.	6,018	521,881
Pioneer Natural Resources Co.	1,590	366,256
Shell plc ADR	6,600	388,146
Total		1,276,283

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND January 31, 2023

		Fair
Investments	Shares	Value
Pharmaceuticals 5.49%
Organon & Co.	22,100	$665,873
Pfizer, Inc.	12,050	532,128
Total		1,198,001

Semiconductors & Semiconductor Equipment 1.95%
Micron Technology, Inc.	7,050	425,115

Software 2.72%
Adobe, Inc.*	1,600	592,544

Trading Companies & Distributors 3.15%
AerCap Holdings NV (Ireland)*(a)	10,860	686,461

Wireless Telecommunication Services 2.93%
T-Mobile US, Inc.*	4,280	639,047
Total Common Stocks (cost $19,717,847)		21,532,842
	Principal	Fair
Investments	Amount	Value
SHORT-TERM INVESTMENTS 0.79%

Repurchase Agreements 0.79%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $186,400 of U.S. Treasury Note at 0.750% due 11/15/2024; value: $175,091; proceeds: $171,615 (cost $171,606)	$171,606	$171,606
Total Investments in Securities 99.53% (cost $19,889,453)		21,704,448
Other Assets and Liabilities – Net 0.47%		102,099
Net Assets 100.00%		$21,806,547

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$21,532,842	$–	$–	$21,532,842
Short-Term Investments
Repurchase Agreements	–	171,606	–	171,606
Total	$21,532,842	$171,606	$–	$21,704,448

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND January 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.74%

COMMON STOCKS 97.74%

Auto Components 2.15%
Dorman Products, Inc.*	29,856	$2,897,823

Banks 12.73%
Bancorp, Inc. (The)*	102,600	3,481,218
First BanCorp	222,396	2,991,226
Heritage Financial Corp.	82,300	2,348,019
Prosperity Bancshares, Inc.	35,075	2,660,790
SouthState Corp.	30,229	2,406,228
Wintrust Financial Corp.	35,429	3,240,691
Total		17,128,172

Building Products 3.30%
Masonite International Corp.*	48,644	4,437,306

Capital Markets 5.85%
Bridge Investment Group Holdings, Inc. Class A	214,978	3,201,022
CI Financial Corp.(a)	192,000	2,290,061
Moelis & Co. Class A	50,908	2,379,949
Total		7,871,032

Chemicals 1.80%
Element Solutions, Inc.	118,210	2,420,941

Commercial Banks 1.47%
WSFS Financial Corp.	40,874	1,974,623

Commercial Services & Supplies 3.47%
SP Plus Corp.*	123,718	4,665,406

Construction & Engineering 2.45%
EMCOR Group, Inc.	22,214	3,293,225

Construction Materials 2.71%
Eagle Materials, Inc.	24,988	3,650,247
Investments	Shares	Fair Value
Containers & Packaging 1.76%
Pactiv Evergreen, Inc.	205,958	$2,370,577

Electrical Equipment 1.28%
Brady Corp. Class A	32,191	1,721,253

Electronic Equipment, Instruments & Components 2.47%
Belden, Inc.	41,021	3,326,393

Energy Equipment & Services 3.09%
NOV, Inc.	56,564	1,382,424
TechnipFMC plc (United Kingdom)*(b)	200,019	2,778,264
Total		4,160,688

Entertainment 1.96%
Marcus Corp. (The)	174,160	2,636,782

Equity Real Estate Investment Trusts 2.09%
Physicians Realty Trust	176,999	2,807,204

Health Care Providers & Services 2.68%
Tenet Healthcare Corp.*	65,782	3,608,143

Hotels, Restaurants & Leisure 1.81%
Dave & Buster’s Entertainment, Inc.*	56,300	2,440,605

Household Products 4.75%
Reynolds Consumer Products, Inc.	102,207	3,042,703
Spectrum Brands Holdings, Inc.	49,372	3,351,371
Total		6,394,074

Information Technology Services 6.47%
Euronet Worldwide, Inc.*	25,016	2,818,803
International Money Express, Inc.*	182,477	4,153,176
WNS Holdings Ltd. ADR *	20,422	1,730,356
Total		8,702,335

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND January 31, 2023

Investments	Shares	Fair Value
Insurance 7.45%
Kemper Corp.	76,873	$4,514,751
RenaissanceRe Holdings Ltd.	17,152	3,356,475
Stewart Information Services Corp.	45,094	2,154,140
Total		10,025,366

Interactive Media & Services 3.12%
Cars.com, Inc.*	245,157	4,192,185

Internet Software & Services 1.20%
Perficient, Inc.*	21,861	1,620,774

Machinery 2.51%
Columbus McKinnon Corp.	93,866	3,374,483

Oil, Gas & Consumable Fuels 3.56%
Chesapeake Energy Corp.	24,408	2,116,662
MEG Energy Corp.*(a)	162,200	2,680,679
Total		4,797,341

Pharmaceuticals 3.45%
Organon & Co.	154,017	4,640,532

Professional Services 1.21%
TrueBlue, Inc.*	83,300	1,635,179

Real Estate Management & Development 2.19%
Marcus & Millichap, Inc.	81,491	2,953,234

Semiconductors & Semiconductor Equipment 2.49%
FormFactor, Inc.*	118,969	3,347,788

Software 0.59%
CommVault Systems, Inc.*	12,666	788,205

Specialty Retail 1.42%
Boot Barn Holdings, Inc.*	22,929	1,914,342
Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 1.01%
Deckers Outdoor Corp.*	3,176	$1,357,676

Trading Companies & Distributors 3.25%
MRC Global, Inc.*	321,705	4,375,188
Total Common Stocks (cost $119,265,292)		131,529,122

	Principal Amount

SHORT-TERM INVESTMENTS 2.97%

Repurchase Agreements 2.97%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $4,033,200 of U.S. Treasury Note at 4.500% due 11/30/2024; value: $4,072,148; proceeds: $3,992,486 (cost $3,992,259)	$3,992,259	3,992,259
Total Investments in Securities 100.71% (cost $123,257,551)		135,521,381
Other Assets and Liabilities – Net (0.71)%		(951,474)
Net Assets 100.00%		$134,569,907

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$131,529,122	$–	$–	$131,529,122
Short-Term Investments
Repurchase Agreements	–	3,992,259	–	3,992,259
Total	$131,529,122	$3,992,259	$–	$135,521,381

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND January 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.62%

COMMON STOCKS 98.62%

Aerospace & Defense 4.23%
Lockheed Martin Corp.	71,160	$32,965,582
Raytheon Technologies Corp.	522,540	52,175,619
Total		85,141,201

Air Freight & Logistics 1.05%
Expeditors International of Washington, Inc.	194,790	21,066,539

Automobiles 1.71%
General Motors Co.	873,560	34,348,379

Banks 6.39%
East West Bancorp, Inc.	361,120	28,355,142
JPMorgan Chase & Co.	427,540	59,838,499
Wells Fargo & Co.	864,130	40,501,773
Total		128,695,414

Beverages 1.54%
Carlsberg A/S Class B(a)	218,150	30,968,926

Biotechnology 1.93%
AbbVie, Inc.	262,970	38,853,818

Building Products 1.56%
Masco Corp.	590,040	31,390,128

Capital Markets 7.03%
Ameriprise Financial, Inc.	128,930	45,140,971
Charles Schwab Corp. (The)	425,230	32,921,307
KKR & Co., Inc.	503,570	28,104,242
Morgan Stanley	364,070	35,434,933
Total		141,601,453

Chemicals 2.48%
Dow, Inc.	280,270	16,634,024
Valvoline, Inc.	908,345	33,299,928
Total		49,933,952
Investments	Shares	Fair Value
Construction & Engineering 2.59%
EMCOR Group, Inc.	227,720	$33,759,490
Jacobs Solutions, Inc.	148,740	18,376,827
Total		52,136,317

Consumer Finance 1.57%
American Express Co.	180,240	31,529,383

Containers & Packaging 1.10%
Avery Dennison Corp.	116,530	22,075,443

Electric: Utilities 2.18%
FirstEnergy Corp.	463,580	18,983,601
NextEra Energy, Inc.	334,210	24,942,092
Total		43,925,693

Electronic Equipment, Instruments & Components 1.21%
Teledyne Technologies, Inc.*	57,690	24,475,559

Energy Equipment & Services 2.49%
Schlumberger Ltd.	880,791	50,187,471

Equity Real Estate Investment Trusts 2.52%
American Homes 4 Rent Class A	628,150	21,539,263
Prologis, Inc.	226,370	29,265,114
Total		50,804,377

Food & Staples Retailing 1.83%
BJ’s Wholesale Club Holdings, Inc.*	508,550	36,854,619

Health Care Providers & Services 5.53%
CVS Health Corp.	326,590	28,811,770
McKesson Corp.	84,320	31,930,298
UnitedHealth Group, Inc.	101,300	50,567,947
Total		111,310,015

Hotels, Restaurants & Leisure 1.48%
Caesars Entertainment, Inc.*	574,570	29,912,114

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND January 31, 2023

Investments	Shares	Fair Value
Household Products 0.91%
Procter & Gamble Co. (The)	129,290	$18,408,310

Information Technology Services 3.24%
Fiserv, Inc.*	317,660	33,887,969
PayPal Holdings, Inc.*	384,280	31,314,977
Total		65,202,946

Insurance 6.51%
Allstate Corp. (The)	307,100	39,453,137
Arch Capital Group Ltd.*	426,260	27,429,831
Arthur J Gallagher & Co.	162,938	31,890,226
RenaissanceRe Holdings Ltd.	165,370	32,361,255
Total		131,134,449

Interactive Media & Services 1.98%
Alphabet, Inc. Class A*	403,300	39,862,172

Life Sciences Tools & Services 1.47%
Thermo Fisher Scientific, Inc.	51,910	29,605,830

Machinery 2.02%
Parker-Hannifin Corp.	124,780	40,678,280

Media 1.53%
Comcast Corp. Class A	780,920	30,729,202

Metals & Mining 1.55%
Alcoa Corp.	256,150	13,381,276
Reliance Steel & Aluminum Co.	78,260	17,800,237
Total		31,181,513

Multi-Line Retail 1.65%
Target Corp.	192,960	33,216,134

Oil, Gas & Consumable Fuels 6.15%
Chesapeake Energy Corp.	449,379	38,970,147
Pioneer Natural Resources Co.	168,960	38,919,936
Shell plc ADR	782,040	45,991,772
Total		123,881,855
Investments	Shares	Fair Value
Pharmaceuticals 5.63%
Eli Lilly & Co.	59,280	$20,401,212
Organon & Co.	1,445,393	43,549,691
Pfizer, Inc.	1,116,930	49,323,629
Total		113,274,532

Road & Rail 1.52%
Norfolk Southern Corp.	124,190	30,527,144

Semiconductors & Semiconductor Equipment 3.53%
KLA Corp.	50,670	19,886,962
Micron Technology, Inc.	386,390	23,299,317
Texas Instruments, Inc.	157,910	27,983,231
Total		71,169,510

Software 3.33%
Adobe, Inc.*	89,500	33,145,430
Microsoft Corp.	136,590	33,848,368
Total		66,993,798

Specialty Retail 2.36%
AutoZone, Inc.*	8,770	21,388,715
Lowe’s Cos., Inc.	125,140	26,060,405
Total		47,449,120

Technology Hardware, Storage & Peripherals 1.49%
NetApp, Inc.	451,860	29,926,688

Trading Companies & Distributors 1.74%
AerCap Holdings NV (Ireland)*(b)	555,310	35,101,145

Wireless Telecommunication Services 1.59%
T-Mobile US, Inc.*	215,120	32,119,567
Total Common Stocks (cost $1,619,573,909)		1,985,672,996

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND January 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.41%

Repurchase Agreements 1.41%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $28,636,900 of U.S. Treasury Note at 4.500% due 11/30/2024; value: $28,913,442; proceeds: $28,348,098 (cost $28,346,483)	$28,346,483	$28,346,483
Total Investments in Securities 100.03% (cost $1,647,920,392)		2,014,019,479
Other Assets and Liabilities – Net (0.03)%		(572,637)
Net Assets 100.00%		$2,013,446,842

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$30,968,926	$–	$30,968,926
Remaining Industries	1,954,704,070	–	–	1,954,704,070
Short-Term Investments
Repurchase Agreements	–	28,346,483	–	28,346,483
Total	$1,954,704,070	$59,315,409	$–	$2,014,019,479

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.79%

COMMON STOCKS 96.79%

Australia 2.80%

Equity Real Estate Investment Trusts 1.43%
Charter Hall Group	22,674	$223,261

Metals & Mining 1.37%
BHP Group Ltd.	6,117	214,231
Total Australia		437,492

Austria 2.01%

Banks
BAWAG Group AG†*	5,063	313,627

Brazil 1.53%

Internet & Direct Marketing Retail
MercadoLibre, Inc.*	202	238,701

Canada 2.99%

Banks 1.38%
Royal Bank of Canada	2,095	214,389

Food & Staples Retailing 1.61%
Alimentation Couche-Tard, Inc.	5,510	251,616
Total Canada		466,005

China 5.19%

Beverages 0.68%
Kweichow Moutai Co. Ltd. Class A	387	106,104

Gas Utilities 0.59%
ENN Energy Holdings Ltd.	6,067	91,410

Interactive Media & Services 1.31%
Tencent Holdings Ltd.	4,199	204,612
Investments	Shares	U.S. $ Fair Value
China (continued)

Internet & Direct Marketing Retail 2.61%
Alibaba Group Holding Ltd.*	16,268	$223,663
JD.com, Inc. Class A	3,700	109,866
Meituan Class B†*	346	7,735
Pinduoduo, Inc. ADR*	682	66,822
		408,086
Total China		810,212

Denmark 2.36%

Biotechnology 1.17%
Genmab A/S*	465	182,232

Pharmaceuticals 1.19%
Novo Nordisk A/S Class B	1,347	186,411
Total Denmark		368,643

France 5.16%

Beverages 1.01%
Pernod Ricard SA	762	157,757

Life Sciences Tools & Services 0.63%
Sartorius Stedim Biotech	282	98,370

Personal Products 0.77%
L’Oreal SA	292	120,570

Professional Services 0.53%
Teleperformance	295	82,006

Textiles, Apparel & Luxury Goods 2.22%
LVMH Moet Hennessy Louis Vuitton SE	396	345,698
Total France		804,401

Germany 1.13%

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	4,885	175,911

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
Hong Kong 0.75%

Insurance
AIA Group Ltd.	10,282	$116,265

Japan 3.93%

Electrical Equipment 0.43%
Fuji Electric Co. Ltd.	1,673	67,720

Electronic Equipment, Instruments & Components 0.66%
Keyence Corp.	224	103,122

Household Durables 0.72%
Sony Group Corp.	1,251	111,779

Machinery 0.99%
Fujitec Co. Ltd.	6,238	154,560

Professional Services 1.13%
TechnoPro Holdings, Inc.	5,643	175,696
Total Japan		612,877

Mexico 1.83%

Banks
Grupo Financiero Banorte
SAB de CV Class O	34,375	285,124

Netherlands 3.69%

Oil, Gas & Consumable Fuels 3.01%
Shell plc	15,998	469,665

Semiconductors & Semiconductor Equipment 0.68%
ASML Holding NV	160	105,864
Total Netherlands		575,529

Peru 0.92%

Banks
Intercorp Financial Services, Inc.	5,980	143,460
Investments	Shares	U.S. $ Fair Value
South Korea 1.10%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	3,452	$171,945

Spain 1.83%

Electric: Utilities
Iberdrola SA	23,972	281,234
Iberdrola SA*	400	4,667
		285,901

Sweden 0.27%

Electronic Equipment, Instruments & Components
Hexagon AB Class B	3,692	42,323

Taiwan 1.22%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	10,812	190,797

United Kingdom 5.66%

Capital Markets 0.56%
London Stock Exchange Group plc	956	87,517

Household Durables 0.25%
Persimmon plc	2,222	38,808

Multi-Line Retail 0.95%
Next plc	1,803	147,619

Personal Products 1.82%
Unilever plc	5,585	284,271

Tobacco 0.98%
Imperial Brands plc	6,094	152,875

Trading Companies & Distributors 1.10%
Ashtead Group plc	2,618	172,445
Total United Kingdom		883,535

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
United States 52.42%

Aerospace & Defense 1.23%
Northrop Grumman Corp.	219	$98,121
TransDigm Group, Inc.	130	93,307
		191,428

Air Freight & Logistics 0.49%
Expeditors International of Washington, Inc.	708	76,570

Automobiles 0.71%
General Motors Co.	2,833	111,394

Banks 1.56%
JPMorgan Chase & Co.	1,742	243,810

Biotechnology 1.93%
Vertex Pharmaceuticals, Inc.*	934	301,775

Capital Markets 5.68%
Ameriprise Financial, Inc.	925	323,861
Cboe Global Markets, Inc.	2,170	266,649
Evercore, Inc. Class A	733	95,151
Morgan Stanley	2,066	201,084
		886,745

Containers & Packaging 1.23%
Avery Dennison Corp.	1,013	191,903

Electric: Utilities 1.03%
NextEra Energy, Inc.	2,155	160,828

Electrical Equipment 0.86%
AMETEK, Inc.	930	134,776

Entertainment 0.62%
Live Nation Entertainment, Inc.*	678	54,572
Netflix, Inc.*	118	41,756
		96,328
Investments	Shares	U.S. $ Fair Value
United States (continued)

Equity Real Estate Investment Trusts 0.91%
Prologis, Inc.	1,094	$141,432

Food & Staples Retailing 0.41%
BJ’s Wholesale Club Holdings, Inc.*	888	64,353

Health Care Equipment & Supplies 1.53%
DexCom, Inc.*	1,301	139,324
Intuitive Surgical, Inc.*	404	99,259
		238,583

Health Care Providers & Services 3.01%
UnitedHealth Group, Inc.	941	469,738

Information Technology Services 3.67%
Accenture plc Class A	646	180,266
EPAM Systems, Inc.*	313	104,119
Visa, Inc. Class A	1,251	287,993
		572,378

Insurance 1.25%
Allstate Corp. (The)	950	122,047
American Financial Group, Inc./OH	509	72,578
		194,625

Interactive Media & Services 2.64%
Alphabet, Inc. Class A*	4,165	411,669

Internet & Direct Marketing Retail 1.65%
Amazon.com, Inc.*	2,499	257,722

Life Sciences Tools & Services 1.23%
Thermo Fisher Scientific, Inc.	336	191,631

Machinery 2.00%
Crane Holdings Co.	2,029	235,181
Parker-Hannifin Corp.	234	76,284
		311,465

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
United States (continued)

Oil, Gas & Consumable Fuels 3.37%
Cheniere Energy, Inc.	577	$88,160
Chesapeake Energy Corp.	983	85,246
Marathon Petroleum Corp.	2,741	352,273
		525,679

Pharmaceuticals 2.28%
Eli Lilly & Co.	388	133,530
Organon & Co.	7,358	221,697
		355,227

Road & Rail 1.11%
Norfolk Southern Corp.	705	173,296

Semiconductors & Semiconductor Equipment 0.57%
KLA Corp.	163	63,974
NVIDIA Corp.	129	25,203
		89,177

Software 6.03%
Adobe, Inc.*	352	130,360
Cadence Design Systems, Inc.*	862	157,599
Microsoft Corp.	2,092	518,419
PowerSchool Holdings, Inc. Class A*	5,935	133,656
		940,034

Specialty Retail 1.84%
Academy Sports & Outdoors, Inc.	2,331	136,177
Lowe’s Cos., Inc.	722	150,356
		286,533

Technology Hardware, Storage & Peripherals 2.98%
Apple, Inc.	3,225	465,335

Textiles, Apparel & Luxury Goods 0.60%
NIKE, Inc. Class B	730	92,951
Total United States		8,177,385
Total Common Stocks (cost $14,011,020)		15,100,133
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.78%

Repurchase Agreements 2.78%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $456,800 of U.S. Treasury Note at 2.250% due 11/15/2024; value: $442,374; proceeds: $433,660 (cost $433,636)	$433,636	$433,636
Total Investments in Securities 99.57% (cost $14,444,656)		15,533,769
Other Assets and Liabilities – Net 0.43%		67,071
Net Assets 100.00%		$15,600,840

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2023, the total value of Rule 144A securities was $321,362, which represents 2.06% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$437,492	$–	$437,492
Austria	–	313,627	–	313,627
China	66,822	743,390	–	810,212
Denmark	–	368,643	–	368,643
France	–	804,401	–	804,401
Germany	–	175,911	–	175,911
Hong Kong	–	116,265	–	116,265
Japan	–	612,877	–	612,877
Netherlands	–	575,529	–	575,529
South Korea	–	171,945	–	171,945
Spain	–	285,901	–	285,901
Sweden	–	42,323	–	42,323
Taiwan	–	190,797	–	190,797
United Kingdom	–	883,535	–	883,535
Remaining Countries	9,310,675	–	–	9,310,675
Short-Term Investments
Repurchase Agreements	–	433,636	–	433,636
Total	$9,377,497	$6,156,272	$–	$15,533,769

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH LEADERS FUND January 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.12%

COMMON STOCKS 98.12%

Aerospace & Defense 2.75%
Axon Enterprise, Inc.*	295,840	$57,818,970
Raytheon Technologies Corp.	847,173	84,590,224
Total		142,409,194

Automobiles 1.08%
Tesla, Inc.*	324,149	56,149,090

Biotechnology 8.77%
Alnylam Pharmaceuticals, Inc.*	297,405	67,332,492
Argenx SE ADR*	113,399	43,346,768
Biogen, Inc.*	230,478	67,046,050
Cytokinetics, Inc.*	1,362,113	57,862,560
Karuna Therapeutics, Inc.*	233,582	46,573,915
Sarepta Therapeutics, Inc.*	440,258	55,019,042
Vertex Pharmaceuticals, Inc.*	362,038	116,974,478
Total		454,155,305

Building Products 1.24%
Johnson Controls
International plc	922,075	64,148,758

Capital Markets 1.81%
MarketAxess Holdings, Inc.	140,657	51,178,050
MSCI, Inc.	80,297	42,682,673
Total		93,860,723

Communications Equipment 1.96%
Arista Networks, Inc.*	639,398	80,576,936
Calix, Inc.*	394,937	20,789,484
Total		101,366,420
Investments	Shares	Fair Value
Electrical Equipment 2.13%
AMETEK, Inc.	401,468	$58,180,743
Rockwell Automation, Inc.	184,310	51,980,949
Total		110,161,692

Health Care Equipment & Supplies 5.05%
Axonics, Inc.*	621,532	38,162,065
DexCom, Inc.*	581,475	62,270,158
Inspire Medical Systems, Inc.*	156,433	39,586,935
Insulet Corp.*	272,349	78,251,314
Intuitive Surgical, Inc.*	99,578	24,465,319
TransMedics Group, Inc.*	300,143	18,915,012
Total		261,650,803

Hotels, Restaurants & Leisure 5.76%
Booking Holdings, Inc.*	32,054	78,022,641
Chipotle Mexican Grill, Inc.*	52,897	87,088,563
Marriott International, Inc. Class A	329,626	57,414,257
Starbucks Corp.	696,812	76,050,062
Total		298,575,523

Information Technology Services 12.14%
Block, Inc.*	845,809	69,119,512
Cloudflare, Inc. Class A*	664,351	35,150,811
Mastercard, Inc. Class A	444,065	164,570,489
Shopify, Inc. Class A (Canada)*(a)	2,308,310	113,730,434
Snowflake, Inc. Class A*	365,860	57,235,138
Toast, Inc. Class A*	3,184,199	71,039,480
Visa, Inc. Class A	513,539	118,221,813
Total		629,067,677

Interactive Media & Services 3.15%
Alphabet, Inc. Class A*	1,652,794	163,362,159

Internet & Catalog Retail 0.92%
Alibaba Group Holding Ltd. ADR*	430,882	47,483,196

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND January 31, 2023

Investments	Shares	Fair Value
Internet & Direct Marketing Retail 7.87%
Amazon.com, Inc.*	428,065	$44,146,344
Etsy, Inc.*	356,035	48,983,295
JD.com, Inc. ADR	734,130	43,702,759
MercadoLibre, Inc. (Uruguay)*(a)	82,049	96,956,483
Netflix, Inc.*	298,497	105,626,148
Pinduoduo, Inc. ADR*	697,859	68,376,225
Total		407,791,254

Life Sciences Tools & Services 1.45%
Mettler-Toledo International, Inc.*	32,593	49,962,462
Repligen Corp.*	134,561	24,934,153
Total		74,896,615

Machinery 4.33%
Caterpillar, Inc.	196,444	49,560,857
Deere & Co.	246,683	104,307,439
Parker-Hannifin Corp.	215,893	70,381,118
Total		224,249,414

Pharmaceuticals 1.98%
Eli Lilly & Co.	149,282	51,375,400
Novo Nordisk A/S ADR	367,249	50,966,816
Total		102,342,216

Professional Services 1.38%
CoStar Group, Inc.*	914,783	71,261,596

Semiconductors & Semiconductor Equipment 11.18%
Advanced Micro Devices, Inc.*	750,480	56,398,572
Applied Materials, Inc.	454,713	50,695,952
First Solar, Inc.*	322,745	57,319,512
KLA Corp.	184,451	72,393,328
Lattice Semiconductor Corp.*	1,127,163	85,427,684
Monolithic Power Systems, Inc.	135,612	57,846,655
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	733,402	$143,284,749
ON Semiconductor Corp.*	761,298	55,917,338
Total		579,283,790

Software 10.78%
Bill.com Holdings, Inc.*	350,269	40,498,102
Cadence Design Systems, Inc.*	321,846	58,843,104
Clear Secure, Inc. Class A	2,528,082	79,356,494
HubSpot, Inc.*	72,584	25,187,374
Intuit, Inc.	70,260	29,696,794
Microsoft Corp.	742,825	184,079,463
Paylocity Holding Corp.*	130,838	27,252,247
ServiceNow, Inc.*	168,284	76,591,097
Trade Desk, Inc. (The) Class A*	730,003	37,011,152
Total		558,515,827

Specialty Retail 1.24%
Ulta Beauty, Inc.*	125,450	64,476,282

Technology Hardware, Storage & Peripherals 6.30%
Apple, Inc.	2,260,602	326,182,262

Textiles, Apparel & Luxury Goods 4.85%
Crocs, Inc.*	605,307	73,708,234
Deckers Outdoor Corp.*	180,936	77,346,521
NIKE, Inc. Class B	788,097	100,348,391
Total		251,403,146
Total Common Stocks (cost $5,012,664,256)		5,082,792,942

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND January 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.33%

Repurchase Agreements 1.33%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $75,061,600 of U.S. Treasury Note at 0.750% due 11/15/2024; value: $70,507,560; proceeds: $69,128,964 (cost $69,125,028)	$69,125,028	$69,125,028
Total Investments in Securities 99.45% (cost $5,081,789,284)		5,151,917,970
Other Assets and Liabilities – Net 0.55%		28,389,470
Net Assets 100.00%		$5,180,307,440

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$5,082,792,942	$–	$–	$5,082,792,942
Short-Term Investments
Repurchase Agreements	–	69,125,028	–	69,125,028
Total	$5,082,792,942	$69,125,028	$–	$5,151,917,970

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)

HEALTH CARE FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.99%

COMMON STOCKS 96.99%

Canada 2.60%

Biotechnology
BELLUS Health, Inc.*	7,372	$57,944
Xenon Pharmaceuticals, Inc.*	3,201	125,127
		183,071
China 0.47%

Life Sciences Tools & Services
Wuxi Biologics Cayman, Inc.†*	3,975	33,193

Denmark 5.58%

Biotechnology 1.01%
Genmab A/S*	181	70,933

Pharmaceuticals 4.57%
Novo Nordisk A/S Class B	2,328	322,172
Total Denmark		393,105

France 0.51%

Life Sciences Tools & Services
Sartorius Stedim Biotech	103	35,929

Germany 0.98%

Pharmaceuticals
Merck KGaA	332	69,298

Japan 3.38%

Pharmaceuticals
Daiichi Sankyo Co. Ltd.	3,727	117,054
Gap, Inc.	1,950	120,646
		237,700
Investments	Shares	U.S. $ Fair Value
Netherlands 2.17%

Biotechnology
Argenx SE*	306	$116,551
uniQure NV*	1,700	36,125
		152,676

Sweden 0.82%

Life Sciences Tools & Services
Olink Holding AB ADR*(a)	2,961	57,976

Switzerland 2.76%

Health Care Equipment & Supplies 1.06%
Alcon, Inc.	996	74,909

Life Sciences Tools & Services 1.70%
Bachem Holding AG	380	33,605
Lonza Group AG Registered Shares	151	86,137
		119,742
Total Switzerland		194,651

United Kingdom 3.63%

Pharmaceuticals
AstraZeneca plc	1,951	255,605

United States 74.09%

Biotechnology 21.68%
Alnylam Pharmaceuticals, Inc.*	307	69,505
Apellis Pharmaceuticals, Inc.*	1,540	81,204
Arcellx, Inc.*	2,554	85,329
BeiGene Ltd.*	1,650	32,432
Biogen, Inc.*	366	106,469
Cerevel Therapeutics Holdings, Inc.*	1,818	62,085
Cytokinetics, Inc.*	1,970	83,686
Day One Biopharmaceuticals, Inc.*(a)	3,163	68,880
Gilead Sciences, Inc.	400	33,576

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
United States (continued)

Biotechnology (continued)
Insmed, Inc.*	2,540	$54,686
Karuna Therapeutics, Inc.*	567	113,054
Krystal Biotech, Inc.*	1,235	102,653
Legend Biotech Corp. ADR*	770	38,885
Madrigal Pharmaceuticals, Inc.*	86	24,790
Natera, Inc.*	1,258	54,006
Neurocrine Biosciences, Inc.*	598	66,336
Regeneron Pharmaceuticals, Inc.*	134	101,635
Rocket Pharmaceuticals, Inc.*	2,303	50,044
Sarepta Therapeutics, Inc.*	819	102,350
Vertex Pharmaceuticals, Inc.*	606	195,799
		1,527,404

Health Care Equipment & Supplies 18.81%
Abbott Laboratories	1,015	112,208
Axonics, Inc.*	1,031	63,303
Cooper Cos., Inc. (The)	282	98,398
DexCom, Inc.*	1,127	120,690
Glaukos Corp.*	900	44,145
IDEXX Laboratories, Inc.*	147	70,634
Inspire Medical Systems, Inc.*	361	91,355
Insulet Corp.*	372	106,883
Intuitive Surgical, Inc.*	575	141,272
iRhythm Technologies, Inc.*	365	35,880
Lantheus Holdings, Inc.*	960	55,200
Penumbra, Inc.*	209	52,336
PROCEPT BioRobotics Corp.*	1,576	61,291
Shockwave Medical, Inc.*	183	34,391
Silk Road Medical, Inc.*	1,076	58,491
Stryker Corp.	315	79,950
TransMedics Group, Inc.*	1,570	98,941
		1,325,368
Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Providers & Services 9.59%
AmerisourceBergen Corp.	645	$108,979
Elevance Health, Inc.	137	68,499
Humana, Inc.	281	143,788
Molina Healthcare, Inc.*	209	65,172
R1 RCM, Inc.*	2,686	38,437
UnitedHealth Group, Inc.	502	250,593
		675,468

Life Sciences Tools & Services 9.74%
10X Genomics, Inc. Class A*	813	38,073
Agilent Technologies, Inc.	517	78,625
Danaher Corp.	680	179,779
Mettler-Toledo International, Inc.*	34	52,119
Pacific Biosciences of California, Inc.*	6,168	68,403
Repligen Corp.*	480	88,944
Thermo Fisher Scientific, Inc.	144	82,128
Waters Corp.*	147	48,301
West Pharmaceutical Services, Inc.	188	49,933
		686,305

Pharmaceuticals 14.27%
Eli Lilly & Co.	806	277,385
Esperion Therapeutics, Inc.*	8,000	50,880
Intra-Cellular Therapies, Inc.*	1,572	75,330
Merck & Co., Inc.	2,923	313,959
Organon & Co.	1,221	36,789
Pliant Therapeutics, Inc.*	2,829	99,128
Ventyx Biosciences, Inc.*	3,615	151,830
		1,005,301
Total United States		5,219,846
Total Common Stocks (cost $5,958,920)		6,833,050

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND January 31, 2023

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.77%

Repurchase agreements 3.16%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $234,900 of U.S. Treasury Note at 2.250% due 11/15/2024; value: $227,482; proceeds: $222,945 (cost $222,932)	$222,932	$222,932
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.55%
Fidelity Government Portfolio(b) (cost $38,752)	38,752	$38,752

Time Deposits 0.06%
CitiBank N.A.(b) (cost $4,306)	4,306	4,306
Total Short-Term Investments (cost $265,990)		265,990
Total Investments in Securities 100.76% (cost $6,224,910)		7,099,040
Other Assets and Liabilities – Net (0.76)%		(53,654)
Net Assets 100.00%		$7,045,386

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2023, the total value of Rule 144A securities was $33,193, which represents 0.47% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
China	$–	$33,193	$–	$33,193
Denmark	–	393,105	–	393,105
France	–	35,929	–	35,929
Germany	–	69,298	–	69,298
Japan	–	237,700	–	237,700
Netherlands	36,125	116,551	–	152,676
Switzerland	74,909	119,742	–	194,651
United Kingdom	–	255,605	–	255,605
United States	5,187,414	32,432	–	5,219,846
Remaining Countries	241,047	–	–	241,047
Short-Term Investments
Repurchase Agreements	–	222,932	–	222,932
Money Market Funds	38,752	–	–	38,752
Time Deposits	–	4,306	–	4,306
Total	$5,578,247	$1,520,793	$–	$7,099,040

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.48%

COMMON STOCKS 97.48%

Australia 2.10%

Metals & Mining
BHP Group Ltd.	196,312	$6,875,265

Austria 1.62%

Banks
BAWAG Group AG†*	49,108	3,041,986
Erste Group Bank AG	59,647	2,263,254
		5,305,240

Belgium 0.53%

Equity Real Estate Investment Trusts
Warehouses De Pauw CVA	54,350	1,723,541

Brazil 1.46%

Insurance 0.87%
BB Seguridade Participacoes SA	385,100	2,866,079

Internet & Direct Marketing Retail 0.59%
MercadoLibre, Inc.*	1,624	1,919,065
Total Brazil		4,785,144

Canada 2.79%

Information Technology Services 0.52%
Shopify, Inc. Class A*	34,432	1,696,465

Oil, Gas & Consumable Fuels 1.51%
Cenovus Energy, Inc.	128,500	2,567,006
Pembina Pipeline Corp.	67,819	2,406,324
		4,973,330

Transportation Infrastructure 0.76%
Canadian Pacific Railway Ltd.	31,500	2,486,288
Total Canada		9,156,083
Investments	Shares	U.S. $ Fair Value
China 8.38%

Automobiles 0.58%
BYD Co. Ltd. Class H	60,500	$1,915,886

Beverages 1.28%
China Resources Beer Holdings Co. Ltd.	230,000	1,731,504
Kweichow Moutai Co. Ltd. Class A	9,000	2,467,529
		4,199,033

Building Products 0.49%
Xinyi Glass Holdings Ltd.	761,000	1,620,266

Electrical Equipment 0.51%
Contemporary Amperex Technology Co. Ltd. Class A	24,100	1,671,710

Hotels, Restaurants & Leisure 0.59%
Yum China Holdings, Inc.	31,650	1,917,609

Insurance 0.83%
Ping An Insurance Group Co. of China Ltd. Class H	350,000	2,718,696

Interactive Media & Services 1.29%
Tencent Holdings Ltd.	87,000	4,239,415

Internet & Direct Marketing Retail 2.81%
Alibaba Group Holding Ltd.*	404,600	5,562,708
JD.com, Inc. Class A	116,526	3,460,047
Meituan Class B†*	8,770	196,061
		9,218,816
Total China		27,501,431

Denmark 3.84%

Air Freight & Logistics 0.77%
DSV AS	15,247	2,522,312

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
Denmark (continued)

Biotechnology 0.65%
Genmab A/S*	5,455	$2,137,795

Pharmaceuticals 2.42%
Novo Nordisk A/S Class B	57,302	7,930,010
Total Denmark		12,590,117

Finland 1.91%

Banks 1.17%
Nordea Bank Abp	328,994	3,846,066

Machinery 0.74%
Kone Oyj Class B	44,625	2,433,673
Total Finland		6,279,739

France 14.97%

Aerospace & Defense 0.80%
Airbus SE	21,044	2,638,199

Banks 0.52%
BNP Paribas SA	24,796	1,703,036

Beverages 0.99%
Pernod Ricard SA	15,715	3,253,476

Building Products 0.93%
Cie de Saint-Gobain	52,903	3,038,281

Chemicals 0.97%
Air Liquide SA	20,096	3,199,809

Hotels, Restaurants & Leisure 0.73%
Accor SA*	73,666	2,391,049

Information Technology Services 0.55%
Capgemini SE	9,445	1,792,525

Insurance 1.18%
AXA SA	124,531	3,885,245
Investments	Shares	U.S. $ Fair Value
France (continued)

Life Sciences Tools & Services 0.73%
Sartorius Stedim Biotech	6,905	$2,408,659

Oil, Gas & Consumable Fuels 1.58%
TotalEnergies SE	83,848	5,183,547

Personal Products 1.65%
L’Oreal SA	13,095	5,407,077

Professional Services 0.76%
Teleperformance	8,914	2,477,974

Textiles, Apparel & Luxury Goods 3.58%
Hermes International	1,874	3,507,208
LVMH Moet Hennessy Louis Vuitton SE	9,424	8,226,922
		11,734,130
Total France		49,113,007

Germany 4.93%

Chemicals 0.51%
Covestro AG†	36,039	1,659,398

Diversified Telecommunication Services 0.82%
Deutsche Telekom AG	119,940	2,672,119

Insurance 1.21%
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	10,994	3,971,113

Pharmaceuticals 1.10%
Bayer AG Registered Shares	26,418	1,644,387
Merck KGaA	9,469	1,976,447
		3,620,834

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Semiconductors & Semiconductor Equipment 1.29%
Aixtron SE	47,063	$1,402,267
Infineon Technologies AG	78,805	2,837,804
		4,240,071
Total Germany		16,163,535

Hong Kong 2.67%

Insurance 2.18%
AIA Group Ltd.	413,482	4,675,507
Prudential plc	149,473	2,483,502
		7,159,009

Machinery 0.49%
Techtronic Industries Co. Ltd.	125,000	1,611,473
Total Hong Kong		8,770,482

India 4.16%

Automobiles 0.50%
Maruti Suzuki India Ltd.	15,200	1,656,978

Banks 1.75%
Axis Bank Ltd.	175,064	1,871,036
Federal Bank Ltd.	984,362	1,624,320
ICICI Bank Ltd. ADR	107,394	2,237,017
		5,732,373

Oil, Gas & Consumable Fuels 0.56%
Reliance Industries Ltd.	63,986	1,845,829

Personal Products 0.74%
Hindustan Unilever Ltd.	76,883	2,425,687

Wireless Telecommunication Services 0.61%
Bharti Airtel Ltd.	211,458	1,992,507
Total India		13,653,374
Investments	Shares	U.S. $ Fair Value
Indonesia 1.36%

Banks 0.76%
Bank Negara Indonesia Persero Tbk PT	4,055,800	$2,486,168

Diversified Telecommunication Services 0.60%
Telkom Indonesia Persero Tbk PT ADR	76,431	1,988,735
Total Indonesia		4,474,903

Ireland 2.15%

Banks 1.08%
Bank of Ireland Group plc	330,613	3,532,218

Construction Materials 1.07%
CRH plc	75,122	3,506,650
Total Ireland		7,038,868

Italy 1.20%

Diversified Financial Services 0.54%
Banca Mediolanum SpA	185,682	1,776,496

Electric: Utilities 0.66%
Enel SpA	364,857	2,148,322
Total Italy		3,924,818

Japan 14.72%

Automobiles 1.37%
Toyota Motor Corp.	304,800	4,476,205

Banks 2.40%
Resona Holdings, Inc.	536,700	2,969,949
Sumitomo Mitsui Financial Group, Inc.	112,700	4,898,062
		7,868,011

Electrical Equipment 0.72%
Fuji Electric Co. Ltd.	58,400	2,363,914

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Electronic Equipment, Instruments & Components 1.27%
Keyence Corp.	9,060	$4,170,941

Health Care Equipment & Supplies 0.94%
Hoya Corp.	28,100	3,090,211

Household Durables 1.40%
Sony Group Corp.	51,500	4,601,604

Industrial Conglomerates 0.81%
Hitachi Ltd.	50,500	2,648,344

Information Technology Services 0.69%
Obic Co. Ltd.	14,000	2,244,573

Insurance 0.81%
Tokio Marine Holdings, Inc.	127,400	2,668,355

Personal Products 0.59%
Shiseido Co. Ltd.	37,400	1,943,902

Pharmaceuticals 1.61%
Daiichi Sankyo Co. Ltd.	122,900	3,859,912
Gap, Inc.	23,100	1,429,196
		5,289,108

Professional Services 0.87%
TechnoPro Holdings, Inc.	91,900	2,861,322

Trading Companies & Distributors 1.24%
ITOCHU Corp.	125,800	4,066,085
Total Japan		48,292,575

Mexico 0.80%

Banks
Grupo Financiero Banorte SAB de CV Class O	315,717	2,618,722
Investments	Shares	U.S. $ Fair Value
Netherlands 4.14%

Oil, Gas & Consumable Fuels 2.15%
Shell plc	240,531	$7,061,451

Semiconductors & Semiconductor Equipment 1.99%
ASML Holding NV	9,849	6,516,567
Total Netherlands		13,578,018

Norway 0.49%

Oil, Gas & Consumable Fuels
Equinor ASA	52,928	1,613,068

Peru 0.64%

Banks
Credicorp Ltd.	15,741	2,114,016

Singapore 0.71%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	49,606	2,335,863

South Africa 1.39%

Metals & Mining
Anglo American plc	105,774	4,562,072

South Korea 0.99%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	64,911	3,233,232

Spain 2.12%

Banks 1.23%
CaixaBank SA	910,002	4,037,642

Electric: Utilities 0.01%
Iberdrola SA*	3,971	46,385

Textiles, Apparel & Luxury Goods 0.88%
Industria de Diseno Textil SA	92,208	2,878,808
Total Spain		6,962,835

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
Sweden 2.45%

Auto Components 0.60%
Autoliv, Inc. SDR	21,645	$1,990,906

Machinery 1.85%
Atlas Copco AB Class A	250,858	2,976,696
Sandvik AB	149,357	3,086,856
		6,063,552
Total Sweden		8,054,458

Switzerland 3.05%

Capital Markets 0.96%
UBS Group AG Registered Shares	148,295	3,165,412

Health Care Equipment & Supplies 0.90%
Alcon, Inc.	38,909	2,936,015

Textiles, Apparel & Luxury Goods 1.19%
Cie Financiere Richemont SA Class A	25,384	3,913,127
Total Switzerland		10,014,554

Taiwan 2.99%

Electrical Equipment 0.34%
Voltronic Power Technology Corp.	22,000	1,113,293

Electronic Equipment, Instruments & Components 0.52%
Delta Electronics, Inc.	175,000	1,697,056

Semiconductors & Semiconductor Equipment 2.13%
Taiwan Semiconductor Manufacturing Co. Ltd.	397,230	7,009,831
Total Taiwan		9,820,180
Investments	Shares	U.S. $ Fair Value
United Kingdom 6.27%

Banks 0.88%
NatWest Group plc	760,000	$2,899,443

Commercial Services & Supplies 0.65%
Rentokil Initial plc	348,894	2,115,494

Electric: Utilities 0.67%
SSE plc	102,876	2,195,854

Personal Products 1.00%
Unilever plc	64,248	3,270,162

Pharmaceuticals 1.56%
AstraZeneca plc	39,154	5,129,662

Tobacco 0.49%
Imperial Brands plc	64,529	1,618,789

Trading Companies & Distributors 1.02%
Ashtead Group plc	50,995	3,358,978
Total United Kingdom		20,588,382

United States 2.65%

Electrical Equipment 1.67%
Schneider Electric SE	33,793	5,481,750

Food Products 0.98%
Nestle SA Registered Shares	26,435	3,225,309
Total United States		8,707,059
Total Common Stocks (cost $280,778,288)		319,850,581

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND January 31, 2023

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 0.96%

Repurchase Agreements 0.96%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $3,320,700 of U.S. Treasury Note at 2.250% due 11/15/2024; value: $3,215,829; proceeds: $3,152,926 (cost $3,152,746)	$3,152,746	$3,152,746
Total Investments in Securities 98.44% (cost $283,931,034)		323,003,327
Other Assets and Liabilities – Net 1.56%		5,131,740
Net Assets 100.00%		$328,135,067

ADR	American Depositary Receipt.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2023, the total value of Rule 144A securities was $4,897,445, which represents 1.49% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$4,785,144	$–	$–	$4,785,144
Canada	9,156,083	–	–	9,156,083
India	2,237,017	11,416,357	–	13,653,374
Indonesia	1,988,735	2,486,168	–	4,474,903
Mexico	2,618,722	–	–	2,618,722
Peru	2,114,016	–	–	2,114,016
Remaining Countries	–	283,048,339	–	283,048,339
Short-Term Investments
Repurchase Agreements	–	3,152,746	–	3,152,746
Total	$22,899,717	$300,103,610	$–	$323,003,327

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.60%

COMMON STOCKS 97.60%

Australia 2.30%

Auto Components 1.07%
GUD Holdings Ltd.	616,724	$3,663,688

Professional Services 1.23%
IPH Ltd.	691,138	4,180,382
Total Australia		7,844,070

Austria 3.53%

Banks 1.21%
BAWAG Group AG†*	66,863	4,141,817

Machinery 2.32%
ANDRITZ AG	131,969	7,891,945
Total Austria		12,033,762

Canada 8.80%

Capital Markets 1.18%
CI Financial Corp.	336,900	4,018,340

Gas Utilities 2.46%
Brookfield Infrastructure Corp. Class A	189,800	8,383,410

Metals & Mining 1.90%
Capstone Copper Corp.*	1,320,500	6,480,677

Oil, Gas & Consumable Fuels 1.56%
MEG Energy Corp.*	321,400	5,311,778

Paper & Forest Products 0.87%
Interfor Corp.*	148,100	2,961,889

Real Estate Management & Development 0.83%
Tricon Residential, Inc.	325,500	2,825,542
Total Canada		29,981,636
Investments	Shares	U.S. $ Fair Value
Egypt 1.01%

Oil, Gas & Consumable Fuels
Energean plc	239,685	$3,442,523

France 4.25%

Construction Materials 0.86%
Vicat SA	104,455	2,916,758

Oil, Gas & Consumable Fuels 1.17%
Gaztransport Et Technigaz SA	36,003	3,980,354

Personal Products 1.14%
Interparfums SA	59,337	3,884,218

Software 1.08%
Esker SA	10,875	1,815,773
Ubisoft Entertainment SA*	90,990	1,884,089
		3,699,862
Total France		14,481,192

Germany 8.00%

Aerospace & Defense 2.23%
Montana Aerospace AG†*	152,962	2,799,510
Rheinmetall AG	20,495	4,788,812
		7,588,322

Life Sciences Tools & Services 1.64%
Gerresheimer AG	75,511	5,584,347

Media 1.23%
Stroeer SE & Co. KGaA	76,136	4,174,606

Semiconductors & Semiconductor Equipment 1.32%
Aixtron SE	150,949	4,497,607

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Specialty Retail 0.34%
MYT Netherlands Parent BV ADR*(a)	100,244	$1,168,845

Wireless Telecommunication Services 1.24%
Freenet AG	174,319	4,237,564
Total Germany		27,251,291

Hong Kong 1.21%

Hotels, Restaurants & Leisure 1.01%
Melco International Development Ltd.*	2,649,000	3,447,405

Textiles, Apparel & Luxury Goods 0.20%
Stella International Holdings Ltd.	654,432	660,178
Total Hong Kong		4,107,583

Iceland 1.08%

Machinery
Marel HF†	948,142	3,669,551

India 3.29%

Banks 0.96%
Federal Bank Ltd.	1,989,616	3,283,116

Capital Markets 0.88%
UTI Asset Management Co. Ltd.	328,332	2,994,517

Information Technology Services 0.50%
CMS Info Systems Ltd.	448,550	1,694,483

Real Estate Management & Development 0.95%
Phoenix Mills Ltd. (The)	193,809	3,249,232
Total India		11,221,348
Investments	Shares	U.S. $ Fair Value
Indonesia 1.73%

Banks 0.53%
Bank Tabungan Negara Persero Tbk PT	19,974,700	$1,817,092

Real Estate Management & Development 1.20%
Pakuwon Jati Tbk PT	136,152,200	4,072,380
Total Indonesia		5,889,472

Israel 0.62%

Capital Markets
Tel Aviv Stock Exchange Ltd.	348,426	2,104,783

Italy 5.78%

Auto Components 1.18%
Brembo SpA	298,086	4,024,193

Construction Materials 0.47%
Buzzi Unicem SpA	70,850	1,595,412

Diversified Financial Services 1.28%
Banca Mediolanum SpA	458,090	4,382,736

Textiles, Apparel & Luxury Goods 2.85%
Brunello Cucinelli SpA	58,839	4,900,732
Salvatore Ferragamo SpA	242,181	4,806,185
		9,706,917
Total Italy		19,709,258

Japan 22.26%

Banks 2.06%
Resona Holdings, Inc.	679,600	3,760,719
Shizuoka Financial Group, Inc.	386,400	3,273,439
		7,034,158

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Beverages 0.90%
Coca-Cola Bottlers Japan Holdings, Inc.	291,500	$3,069,164

Building Products 1.11%
Sanwa Holdings Corp.	355,600	3,764,529

Chemicals 2.18%
Aica Kogyo Co. Ltd.	141,300	3,417,063
Kansai Paint Co. Ltd.	284,900	4,012,281
		7,429,344

Construction & Engineering 0.96%
SHO-BOND Holdings Co. Ltd.	76,800	3,276,758

Distributors 1.55%
PALTAC Corp.	146,300	5,297,093

Food Products 1.23%
Nichirei Corp.	199,500	4,174,623

Hotels, Restaurants & Leisure 0.82%
Saizeriya Co. Ltd.	112,600	2,791,239

Information Technology Services 3.70%
NS Solutions Corp.	150,400	3,871,072
Simplex Holdings, Inc.	230,300	4,045,696
TIS, Inc.	60,800	1,753,189
Zuken, Inc.	120,800	2,948,002
		12,617,959

Machinery 3.16%
DMG Mori Co. Ltd.	275,200	4,203,466
Fujitec Co. Ltd.	76,300	1,890,499
OSG Corp.	297,300	4,666,093
		10,760,058

Professional Services 1.08%
TechnoPro Holdings, Inc.	118,200	3,680,177
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Software 1.83%
Money Forward, Inc.*	78,800	$2,922,176
OBIC Business Consultants Co. Ltd.	83,900	3,294,946
		6,217,122

Wireless Telecommunication Services 1.68%
Okinawa Cellular Telephone Co.	237,200	5,739,084
Total Japan		75,851,308

Mexico 1.15%

Consumer Finance
Gentera SAB de CV	3,203,220	3,912,486

New Zealand 1.23%

Airlines
Air New Zealand Ltd.*	8,339,526	4,192,727

Norway 0.93%

Semiconductors & Semiconductor Equipment 0.62%
Nordic Semiconductor ASA*	132,504	2,112,916

Software 0.31%
Crayon Group Holding ASA†*	105,018	1,057,733
Total Norway		3,170,649

Peru 0.63%

Banks
Intercorp Financial Services, Inc.	89,356	2,143,650

Portugal 1.67%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	2,064,820	5,675,094

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
South Korea 2.16%

Chemicals 1.30%
Soulbrain Co. Ltd./New*	23,157	$4,421,702

Semiconductors & Semiconductor Equipment 0.86%
WONIK IPS Co. Ltd.*	116,798	2,951,992
Total South Korea		7,373,694

Spain 3.09%

Banks 1.29%
Banco de Sabadell SA	3,358,713	4,391,059

Containers & Packaging 1.21%
Vidrala SA	40,903	4,126,090

Professional Services 0.59%
Applus Services SA	260,637	2,000,325
Total Spain		10,517,474

Sweden 3.28%

Auto Components 0.95%
Autoliv, Inc. SDR	35,136	3,231,807

Commercial Services & Supplies 1.71%
Loomis AB	195,906	5,825,738

Food & Staples Retailing 0.62%
Axfood AB	81,593	2,101,487
Total Sweden		11,159,032

Switzerland 2.88%

Containers & Packaging 0.78%
SIG Group AG*	107,363	2,661,095

Life Sciences Tools & Services 1.69%
Tecan Group AG Registered Shares	13,721	5,758,345
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Machinery 0.41%
Sulzer AG Registered Shares	16,456	$1,401,289
Total Switzerland		9,820,729

United Kingdom 16.72%

Aerospace & Defense 1.97%
Chemring Group plc	1,075,381	3,738,708
Senior plc	1,573,022	2,959,371
		6,698,079

Banks 0.54%
Virgin Money UK plc	773,180	1,849,990

Beverages 1.40%
Britvic plc	498,928	4,779,351

Biotechnology 0.89%
Genus plc	84,269	3,022,469

Capital Markets 1.49%
Man Group plc	1,645,213	5,061,422

Communications Equipment 0.59%
Spirent Communications plc	743,106	2,013,885

Construction Materials 0.93%
Breedon Group plc	3,736,324	3,165,167

Equity Real Estate Investment Trusts 1.05%
Big Yellow Group plc	240,533	3,587,597

Food Products 1.01%
Tate & Lyle plc	368,531	3,431,783

Insurance 0.94%
Lancashire Holdings Ltd.	415,796	3,209,578

Life Sciences Tools & Services 0.79%
ConvaTec Group plc†	927,138	2,689,133

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2023

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Machinery 1.20%
Concentric AB	193,053	$4,103,438

Multi-Line Retail 1.57%
B&M European Value Retail SA	966,605	5,345,628

Pharmaceuticals 0.53%
Dechra Pharmaceuticals plc	50,992	1,808,490

Specialty Retail 1.16%
WH Smith plc	200,107	3,951,624

Trading Companies & Distributors 0.66%
Grafton Group plc	197,334	2,239,928
Total United Kingdom		56,957,562
Total Common Stocks (cost $329,884,058)		332,510,874

	Principal Amount

SHORT-TERM INVESTMENTS 2.29%

Repurchase Agreements 2.29%

Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $7,871,300 of U.S. Treasury Note at 4.500% due 11/30/2024; value: $7,947,312; proceeds: $7,791,890 (cost $7,791,446)	$7,791,446	7,791,446
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.00%
Fidelity Government Portfolio(b) (cost $11,880)	11,880	$11,880

Time Deposits 0.00%
CitiBank N.A.(b) (cost $1,320)	1,320	1,320
Total Short-Term Investments (cost $7,804,646)		7,804,646
Total Investments in Securities 99.89% (cost $337,688,704)		340,315,520
Other Assets and Liabilities – Net 0.11%		362,132
Net Assets 100.00%		$340,677,652

ADR	American Depositary Receipt.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2023, the total value of Rule 144A securities was $14,357,744, which represents 4.21% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$29,981,636	$–	$–	$29,981,636
Egypt	3,442,523	–	–	3,442,523
Germany	1,168,845	26,082,446	–	27,251,291
Hong Kong	660,178	3,447,405	–	4,107,583
Iceland	3,669,551	–	–	3,669,551
Mexico	3,912,486	–	–	3,912,486
Peru	2,143,650	–	–	2,143,650
United Kingdom	11,477,430	45,480,132	–	56,957,562
Remaining Countries	–	201,044,592	–	201,044,592
Short-Term Investments
Repurchase Agreements	–	7,791,446	–	7,791,446
Money Market Funds	11,880	–	–	11,880
Time Deposits	–	1,320	–	1,320
Total	$56,468,179	$283,847,341	$–	$340,315,520

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND January 31, 2023

		U.S. $
Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.83%

COMMON STOCKS 97.83%

Australia 3.96%

Equity Real Estate Investment Trusts 0.97%
Goodman Group	272,590	$3,888,108

Metals & Mining 2.99%
BHP Group Ltd.	342,648	12,000,263
Total Australia		15,888,371

Austria 2.76%

Banks
BAWAG Group AG†*	104,963	6,501,915
Erste Group Bank AG	120,636	4,577,428
		11,079,343

Canada 3.60%
Food & Staples Retailing 0.30%
Alimentation Couche-Tard, Inc.	26,500	1,210,131

Insurance 1.31%
Manulife Financial Corp.	265,100	5,246,014

Metals & Mining 0.44%
Capstone Copper Corp.*	354,700	1,740,777

Oil, Gas & Consumable Fuels 1.55%
Pembina Pipeline Corp.	175,633	6,231,734
Total Canada		14,428,656

China 2.09%

Internet & Direct Marketing Retail 1.30%
Alibaba Group Holding Ltd.*	379,700	5,220,366

Specialty Retail 0.79%
Topsports International Holdings Ltd.†	3,346,000	3,152,812
Total China		8,373,178
		U.S. $
Investments	Shares	Fair Value
Egypt 0.69%

Oil, Gas & Consumable Fuels
Energean plc	193,325	$2,776,668

Finland 1.83%

Banks
Nordea Bank Abp	628,356	7,345,723

France 14.95%

Aerospace & Defense 2.76%
Airbus SE	47,815	5,994,368
Thales SA	38,451	5,085,503
		11,079,871

Building Products 0.72%
Cie de Saint-Gobain	50,414	2,895,335

Capital Markets 0.76%
Amundi SA†	46,280	3,029,950

Diversified Telecommunication Services 2.17%
Orange SA	821,493	8,693,655

Gas Utilities 0.83%
Rubis SCA	118,673	3,321,098

Information Technology Services 0.77%
Capgemini SE	16,281	3,089,899

Insurance 1.77%
AXA SA	228,093	7,116,278

Oil, Gas & Consumable Fuels 1.20%
TotalEnergies SE	78,117	4,829,252

Pharmaceuticals 2.51%
Sanofi	103,002	10,086,412

Textiles, Apparel & Luxury Goods 1.46%
Kering SA	9,383	5,854,586
Total France		59,996,336

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2023

		U.S. $
Investments	Shares	Fair Value
Germany 6.63%

Air Freight & Logistics 1.34%
Deutsche Post AG Registered Shares Registered Shares	124,512	$5,361,075

Chemicals 0.79%
Covestro AG†	69,073	3,180,431

Insurance 2.00%
Allianz SE Registered Shares Registered Shares	33,541	8,020,117

Pharmaceuticals 1.86%
Bayer AG Registered Shares	120,075	7,474,061

Semiconductors & Semiconductor Equipment 0.64%
Infineon Technologies AG	71,199	2,563,908
Total Germany		26,599,592

Hong Kong 1.38%

Insurance
Prudential plc	334,071	5,550,607

India 1.12%

Banks 0.73%
Federal Bank Ltd.	1,771,883	2,923,829

Oil, Gas & Consumable Fuels 0.39%
Petronet LNG Ltd.	583,305	1,552,732
Total India		4,476,561

Indonesia 0.39%

Banks
Bank Negara Indonesia Persero Tbk PT	2,560,600	1,569,624
		U.S. $
Investments	Shares	Fair Value
Ireland 3.51%

Banks 1.80%
Bank of Ireland Group plc	677,468	$7,237,962

Construction Materials 1.71%
CRH plc	146,496	6,844,666
Total Ireland		14,082,628

Isle Of Man 0.91%

Hotels, Restaurants & Leisure
Entain plc	197,220	3,636,871

Italy 1.33%

Electric: Utilities
Enel SpA	906,084	5,335,132

Japan 16.75%

Auto Components 0.83%
Denso Corp.	61,800	3,337,552

Automobiles 1.81%
Toyota Motor Corp.	494,800	7,266,490

Banks 3.79%
Concordia Financial Group Ltd.	718,400	3,156,910
Sumitomo Mitsui Financial Group, Inc.	277,600	12,064,791
		15,221,701

Beverages 1.59%
Asahi Group Holdings Ltd.	192,600	6,360,084

Building Products 0.82%
Sanwa Holdings Corp.	309,100	3,272,261

Diversified Financial Services 0.71%
ORIX Corp.	163,100	2,867,784

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2023

		U.S. $
Investments	Shares	Fair Value
Japan (continued)

Electrical Equipment 1.27%
Fuji Electric Co. Ltd.	125,900	$5,096,179

Electronic Equipment, Instruments & Components 0.50%
Murata Manufacturing Co., Ltd.	34,900	1,994,203

Household Durables 0.99%
Sony Group Corp.	44,300	3,958,273

Industrial Conglomerates 1.23%
Hitachi Ltd.	94,500	4,955,811

Insurance 0.66%
Tokio Marine Holdings, Inc.	125,600	2,630,655

Machinery 0.92%
Fujitec Co. Ltd.	149,000	3,691,799

Trading Companies & Distributors 1.63%
ITOCHU Corp.	202,400	6,541,936
Total Japan		67,194,728

Mexico 1.84%

Banks 0.96%
Grupo Financiero Banorte SAB de CV Class O	466,266	3,867,454

Transportation Infrastructure 0.88%
Grupo Aeroportuario del Pacifico SAB de CV Class B	204,300	3,527,038
Total Mexico		7,394,492

Netherlands 5.65%

Food & Staples Retailing 1.45%
Koninklijke Ahold Delhaize NV	195,031	5,821,083
		U.S. $
Investments	Shares	Fair Value
Netherlands (continued)

Oil, Gas & Consumable Fuels 4.20%
Shell plc ADR	286,497	$16,848,889
Total Netherlands		22,669,972

Norway 0.98%

Oil, Gas & Consumable Fuels
Aker BP ASA	129,005	3,929,716

Singapore 1.79%

Banks
United Overseas Bank Ltd.	315,500	7,171,513

South Africa 1.63%

Metals & Mining
Anglo American plc	151,659	6,541,110

South Korea 1.03%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	82,666	4,117,612

Sweden 1.98%

Auto Components 0.91%
Autoliv, Inc. SDR	39,767	3,657,766

Commercial Services & Supplies 1.07%
Loomis AB	144,569	4,299,108
Total Sweden		7,956,874

Switzerland 4.76%

Capital Markets 1.92%
UBS Group AG Registered Shares	359,897	7,682,136

Pharmaceuticals 2.84%
Novartis AG Registered Shares Registered Shares	126,214	11,410,886
Total Switzerland		19,093,022

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND January 31, 2023

		U.S. $
Investments	Shares	Fair Value
United Kingdom 15.87%

Banks 3.00%
Barclays plc	2,252,281	$5,177,523
Standard Chartered plc	817,646	6,867,910
		12,045,433

Electric: Utilities 1.67%
SSE plc	314,084	6,704,019

Food Products 1.26%
Tate & Lyle plc	541,330	5,040,898

Insurance 0.96%
Lancashire Holdings Ltd.	498,520	3,848,134

Multi-Line Retail 0.91%
Next plc	44,801	3,668,044

Personal Products 2.69%
Haleon plc*	852,975	3,418,195
Unilever plc	144,637	7,361,887
		10,780,082

Pharmaceuticals 1.65%
AstraZeneca plc	50,383	6,600,801

Tobacco 1.95%
Imperial Brands plc	312,174	7,831,266

Trading Companies & Distributors 1.06%
Ashtead Group plc	64,631	4,257,165

Wireless Telecommunication Services 0.72%
Vodafone Group plc	2,511,112	2,897,353
Total United Kingdom		63,673,195

United States 0.40%

Pharmaceuticals
GSK plc	92,131	1,618,282
Total Common Stocks (cost $362,302,438)		392,499,806
	Principal	U.S. $
Investments	Amount	Fair Value
SHORT-TERM INVESTMENTS 2.83%

Repurchase Agreements 2.83%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $12,148,700 of U.S. Treasury Note at 1.500% due 11/30/2024; value: $11,573,252; proceeds: $11,346,888 (cost $11,346,242)	$11,346,242	$11,346,242
Total Investments in Securities 100.66% (cost $373,648,680)		403,846,048
Other Assets and Liabilities – Net (0.66)%		(2,662,416)
Net Assets 100.00%		$401,183,632

ADR	American Depositary Receipt.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2023, the total value of Rule 144A securities was $15,865,108, which represents 3.95% of net assets.
*	Non-income producing security.

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND January 31, 2023

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$14,428,656	$–	$–	$14,428,656
Egypt	2,776,668	–	–	2,776,668
Mexico	7,394,492	–	–	7,394,492
Netherlands	16,848,889	5,821,083	–	22,669,972
Remaining Countries	–	345,230,018	–	345,230,018
Short-Term Investments
Repurchase Agreements	–	11,346,242	–	11,346,242
Total	$41,448,705	$362,397,343	$–	$403,846,048

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND January 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.93%

COMMON STOCKS 99.93%

Aerospace & Defense 2.16%
AAR Corp.*	35,417	$1,821,850
AeroVironment, Inc.*	35,647	3,171,514
Total		4,993,364

Banks 0.91%
Byline Bancorp, Inc.	85,103	2,110,554

Beverages 1.49%
MGP Ingredients, Inc.	19,452	1,897,348
Vita Coco Co., Inc. (The)*	114,285	1,550,848
Total		3,448,196

Biotechnology 16.87%
Arcellx, Inc.*	172,795	5,773,081
BELLUS Health, Inc. (Canada)*(a)	282,972	2,224,160
Cytek Biosciences, Inc.*	151,019	1,819,779
Day One Biopharmaceuticals, Inc.*	157,787	3,435,023
Esperion Therapeutics, Inc.*	253,214	1,610,441
IVERIC bio, Inc.*	51,649	1,193,092
Karuna Therapeutics, Inc.*	12,562	2,504,737
Krystal Biotech, Inc.*	72,084	5,991,622
Rocket Pharmaceuticals, Inc.*	167,056	3,630,127
Syndax Pharmaceuticals, Inc.*	148,968	4,275,381
uniQure NV (Netherlands)*(a)	94,079	1,999,179
Xenon Pharmaceuticals, Inc. (Canada)*(a)	115,596	4,518,648
Total		38,975,270

Capital Markets 1.44%
Piper Sandler Cos.	13,044	1,853,553
StoneX Group, Inc.*	16,799	1,476,296
Total		3,329,849
Investments	Shares	Fair Value
Commercial Services & Supplies 3.21%
Heritage-Crystal Clean, Inc.*	130,052	$4,837,934
Montrose Environmental Group, Inc.*	47,735	2,585,328
Total		7,423,262

Communications Equipment 2.06%
Calix, Inc.*	90,474	4,762,551

Construction & Engineering 2.75%
Ameresco, Inc. Class A*	45,970	2,963,686
NV5 Global, Inc.*	25,480	3,396,229
Total		6,359,915

Diversified Consumer Services 1.83%
PowerSchool Holdings, Inc. Class A*	187,459	4,221,577

Diversified Telecommunication Services 0.96%
Ooma, Inc.*	154,845	2,225,123

Electronic Equipment, Instruments & Components 3.26%
Napco Security Technologies, Inc.*	143,646	4,161,425
OSI Systems, Inc.*	17,921	1,697,298
Sight Sciences, Inc.*	144,879	1,667,557
Total		7,526,280

Food & Staples Retailing 1.99%
Chefs’ Warehouse, Inc. (The)*	120,360	4,601,363

Health Care Equipment & Supplies 9.93%
Axonics, Inc.*	47,319	2,905,387
Lantheus Holdings, Inc.*	19,504	1,121,480
Pacific Biosciences of California, Inc.*	405,464	4,496,596
PROCEPT BioRobotics Corp.*	49,473	1,924,005
Silk Road Medical, Inc.*	81,458	4,428,057
TransMedics Group, Inc.*	94,975	5,985,324
Treace Medical Concepts, Inc.*	89,890	2,075,560
Total		22,936,409

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND January 31, 2023

Investments	Shares	Fair Value
Health Care Technology 1.04%
Phreesia, Inc.*	64,090	$2,402,734

Hotels, Restaurants & Leisure 3.55%
Kura Sushi USA, Inc. Class A*	29,622	1,840,711
Monarch Casino & Resort, Inc.*	36,796	2,819,309
Xponential Fitness, Inc. Class A*	129,260	3,552,065
Total		8,212,085

Information Technology Services 2.59%
Flywire Corp.*	129,092	3,481,611
NerdWallet, Inc. Class A*(b)	213,138	2,491,583
Total		5,973,194

Interactive Media & Services 0.53%
ZipRecruiter, Inc. Class A*	61,934	1,216,384

Internet & Direct Marketing Retail 1.14%
Fiverr International Ltd. (Israel)*(a)	70,845	2,627,641

Leisure Products 0.94%
Bowlero Corp.*(b)	158,535	2,179,856

Life Sciences Tools & Services 1.25%
Akoya Biosciences, Inc.*	89,804	1,010,295
Olink Holding AB ADR*	96,293	1,885,417
Total		2,895,712

Media 0.74%
Integral Ad Science Holding Corp.*	166,172	1,708,248

Metals & Mining 1.05%
Carpenter Technology Corp.	50,403	2,433,961

Oil, Gas & Consumable Fuels 1.02%
Talos Energy, Inc.*	119,525	2,367,790

Personal Products 1.61%
elf Beauty, Inc.*	64,534	3,713,932
Investments	Shares	Fair Value
Pharmaceuticals 8.46%
Intra-Cellular Therapies, Inc.*	35,438	$1,698,189
Pliant Therapeutics, Inc.*	156,075	5,468,868
Prometheus Biosciences, Inc.*	37,434	4,254,748
Ventyx Biosciences, Inc.*	193,556	8,129,352
Total		19,551,157

Professional Services 2.97%
ICF International, Inc.	33,034	3,375,744
Remitly Global, Inc.*	288,864	3,483,700
Total		6,859,444

Semiconductors & Semiconductor Equipment 8.91%
Aehr Test Systems*(b)	77,614	2,713,385
CEVA, Inc.*	39,823	1,318,938
Impinj, Inc.*	55,743	7,234,327
indie Semiconductor, Inc. Class A*(b)	320,089	2,551,109
Rambus, Inc.*	167,474	6,777,673
Total		20,595,432

Software 9.36%
Agilysys, Inc.*	90,118	7,530,260
Arteris, Inc.*	152,473	957,530
AvidXchange Holdings, Inc.*	408,840	4,546,301
C3.ai, Inc. Class A*	139,888	2,776,777
JFrog Ltd. (Israel)*(a)	125,123	3,216,912
Yext, Inc.*	176,128	1,224,090
Zeta Global Holdings Corp. Class A*	152,241	1,382,348
Total		21,634,218

Specialty Retail 1.17%
Warby Parker, Inc. Class A*(b)	167,106	2,698,762

Technology Hardware, Storage & Peripherals 0.81%
Avid Technology, Inc.*	61,432	1,862,004

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND January 31, 2023

Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 1.23%
Oxford Industries, Inc.	24,163	$2,832,387

Trading Companies & Distributors 1.02%
Titan Machinery, Inc.*	53,431	2,347,758

Wireless Telecommunication Services 1.68%
Gogo, Inc.*	232,044	3,891,378
Total Common Stocks (cost $176,621,119)		230,917,790

	Principal Amount

SHORT-TERM INVESTMENTS 5.32%

Repurchase Agreements 1.83%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $4,275,400 of U.S. Treasury Note at 4.500% due 11/30/2024; value: $4,316,687; proceeds: $4,232,264 (cost $4,232,023)	$4,232,023	4,232,023
Investments	Shares	Fair Value
Money Market Funds 3.14%
Fidelity Government Portfolio(c) (cost $7,240,664)	7,240,664	$7,240,664

Time Deposits 0.35%
CitiBank N.A.(c) (cost $804,518)	804,518	804,518
Total Short-Term Investments (cost $12,277,205)		12,277,205
Total Investments in Securities 105.25% (cost $188,898,324)		243,194,995
Other Assets and Liabilities – Net (5.25)%		(12,120,467)
Net Assets 100.00%		$231,074,528

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$230,917,790	$–	$–	$230,917,790
Short-Term Investments
Repurchase Agreements	–	4,232,023	–	4,232,023
Money Market Funds	7,240,664	–	–	7,240,664
Time Deposits	–	804,518	–	804,518
Total	$238,158,454	$5,036,541	$–	$243,194,995

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND January 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.98%

COMMON STOCKS 98.98%

Aerospace & Defense 1.52%
Curtiss-Wright Corp.	121,108	$20,079,706

Auto Components 1.64%
Gentherm, Inc.*	289,934	21,579,788

Banks 5.36%
Columbia Banking System, Inc.	425,778	13,160,798
East West Bancorp, Inc.	244,035	19,161,628
First BanCorp	1,475,809	19,849,631
Wintrust Financial Corp.	202,956	18,564,386
Total		70,736,443

Building Products 3.60%
Allegion plc (Ireland)(a)	215,787	25,365,762
Masonite International Corp.*	242,724	22,141,283
Total		47,507,045

Capital Markets 4.44%
Cboe Global Markets, Inc.	171,332	21,053,276
Moelis & Co. Class A	389,256	18,197,718
TPG, Inc.	598,900	19,290,569
Total		58,541,563

Chemicals 3.81%
Avient Corp.	400,822	16,241,307
Axalta Coating Systems Ltd.*	407,858	12,276,526
Valvoline, Inc.	593,900	21,772,374
Total		50,290,207

Communications Equipment 1.38%
F5, Inc.*	123,135	18,182,114

Construction & Engineering 1.99%
EMCOR Group, Inc.	176,902	26,225,722
Investments	Shares	Fair Value
Construction Materials 1.18%
Eagle Materials, Inc.	107,039	$15,636,257

Containers & Packaging 1.87%
Avery Dennison Corp.	130,203	24,665,656

Electric: Utilities 3.12%
IDACORP, Inc.	188,682	19,964,442
Portland General Electric Co.	444,467	21,147,740
Total		41,112,182

Electrical Equipment 0.38%
Brady Corp. Class A	94,635	5,060,134

Electronic Equipment, Instruments & Components 1.43%
Littelfuse, Inc.	73,340	18,825,645

Energy Equipment & Services 1.84%
NOV, Inc.	995,759	24,336,350

Equity Real Estate Investment Trusts 5.23%
American Homes 4 Rent Class A	536,613	18,400,460
First Industrial Realty Trust, Inc.	488,236	26,047,391
National Storage Affiliates Trust	433,694	17,694,715
Sunstone Hotel Investors, Inc.	630,200	6,925,898
Total		69,068,464

Food & Staples Retailing 2.17%
BJ’s Wholesale Club Holdings, Inc.*	395,993	28,697,613

Health Care Equipment & Supplies 4.74%
CONMED Corp.	179,000	17,141,040
Cooper Cos., Inc. (The)	48,412	16,892,399
STERIS plc	138,084	28,515,727
Total		62,549,166

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND January 31, 2023

Investments	Shares	Fair Value
Health Care Providers & Services 3.23%
Molina Healthcare, Inc.*	101,451	$31,635,465
R1 RCM, Inc.*	771,139	11,034,999
Total		42,670,464

Hotels, Restaurants & Leisure 5.75%
Caesars Entertainment, Inc.*	388,200	20,209,692
Choice Hotels International, Inc.	183,133	22,505,214
Dave & Buster’s Entertainment, Inc.*	190,457	8,256,311
SeaWorld Entertainment, Inc.*	119,368	7,447,370
Texas Roadhouse, Inc.	174,040	17,478,837
Total		75,897,424

Household Products 0.83%
Reynolds Consumer Products, Inc.	369,000	10,985,130

Information Technology Services 2.08%
Euronet Worldwide, Inc.*	153,404	17,285,563
WNS Holdings Ltd. ADR*	120,609	10,219,200
Total		27,504,763

Insurance 7.03%
American Financial Group, Inc./OH	211,679	30,183,309
Assurant, Inc.	98,423	13,049,905
RenaissanceRe Holdings Ltd.	105,619	20,668,582
Selective Insurance Group, Inc.	172,150	16,354,250
Stewart Information Services Corp.	260,796	12,458,225
Total		92,714,271

Internet Software & Services 0.74%
Perficient, Inc.*	131,646	9,760,234
Investments	Shares	Fair Value
Life Sciences Tools & Services 4.23%
Bio-Techne Corp.	216,348	$17,234,282
Charles River Laboratories International, Inc.*	84,894	20,650,465
Repligen Corp.*	96,826	17,941,858
Total		55,826,605

Machinery 3.51%
Columbus McKinnon Corp.	603,767	21,705,424
Crane Holdings Co.	212,395	24,618,704
Total		46,324,128

Media 1.21%
Criteo SA ADR*	529,984	16,032,016

Metals & Mining 1.10%
Reliance Steel & Aluminum Co.	63,729	14,495,161

Oil, Gas & Consumable Fuels 3.72%
Chesapeake Energy Corp.	341,338	29,600,832
Permian Resources Corp.	1,796,622	19,529,281
Total		49,130,113

Pharmaceuticals 1.63%
Organon & Co.	712,194	21,458,405

Professional Services 2.88%
Booz Allen Hamilton Holding Corp.	237,561	22,482,773
ICF International, Inc.	151,838	15,516,325
Total		37,999,098

Real Estate Management & Development 1.29%
Marcus & Millichap, Inc.	469,400	17,011,056

Road & Rail 1.74%
Saia, Inc.*	84,051	22,927,432

Semiconductors & Semiconductor Equipment 2.65%
Entegris, Inc.	282,959	22,837,621
FormFactor, Inc.*	429,492	12,085,905
Total		34,923,526

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND January 31, 2023

Investments	Shares	Fair Value
Software 5.21%
Aspen Technology, Inc.*	50,116	$9,960,555
CommVault Systems, Inc.*	399,880	24,884,532
Descartes Systems Group, Inc. (The) (Canada)*(a)	283,463	20,698,468
Paylocity Holding Corp.*	63,154	13,154,347
Total		68,697,902

Specialty Retail 0.74%
Burlington Stores, Inc.*	42,343	9,731,692

Textiles, Apparel & Luxury Goods 1.51%
Deckers Outdoor Corp.*	46,740	19,980,415

Trading Companies & Distributors 2.20%
AerCap Holdings NV (Ireland)*(a)	460,197	29,089,052
Total Common Stocks (cost $1,119,298,264)		1,306,252,942
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.34%

Repurchase Agreements 1.34%
Repurchase Agreement dated 1/31/2023, 2.05% due 2/1/2023 with Fixed Income Clearing Corp. collateralized by $18,929,400 of U.S. Treasury Note at 1.500% due 11/30/2024; value: $18,032,770; proceeds: $17,680,161 (cost $17,679,155)	$17,679,155	$17,679,155
Total Investments in Securities 100.32% (cost $1,136,977,419)		1,323,932,097
Other Assets and Liabilities – Net (0.32)%		(4,203,634)
Net Assets 100.00%		$1,319,728,463

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,306,252,942	$–	$–	$1,306,252,942
Short-Term Investments
Repurchase Agreements	–	17,679,155	–	17,679,155
Total	$1,306,252,942	$17,679,155	$–	$1,323,932,097

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	47

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). All funds are diversified except Focused Growth Fund and Focused Large Cap Value Fund.

Each of Alpha Strategy Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Global Equity Research Fund’s, Health Care Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Micro-Cap Growth Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities

Notes to Schedule of Investments (unaudited)(continued)

or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Funds have may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds have or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2023, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Health Care Fund	$42,683	$43,058
International Opportunities Fund	12,826	13,200
Micro-Cap Growth Fund	7,984,031	8,045,182

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended January 31, 2023:

Affiliated Issuer	Value at 10/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Appreciation (Depreciation)	Value at 1/31/2023	Shares as of 1/31/2023	Dividend Income
Lord Abbett Developing Growth Fund, Inc. - Class I	$130,614,911	$4,427,496	$(5,039,167)	$(508,607)		$3,107,594	$132,602,227	5,486,232	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	66,432,704	2,521,943	(5,805,707)	519,777	(a)	5,248,518	66,816,369	2,411,273	421,077
Lord Abbett Securities Trust - International Opportunities Fund - Class I	127,886,274	2,427,052	(20,312,677)	(820,711)		22,397,467	131,577,405	7,289,607	2,427,052
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	66,791,628	222,989	(2,436,898)	396,985		1,302,246	66,276,950	3,778,617	–
Lord Abbett Research Fund, Inc. - Small - Cap Value Fund - Class I	132,523,683	3,852,845	(10,390,641)	(521,637	)(b)	11,618,516	133,711,999	7,302,676	482,078
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	131,587,768	11,466,931	(8,794,198)	8,064,464	(c)	40,267	132,571,431	7,485,682	1,136,520
Total				$7,130,271		$43,714,608	$663,556,381		$4,466,727

(a)	Includes $2,100,866 of distributed capital gains.
(b)	Includes $3,370,767 of distributed capital gains.
(c)	Includes $9,793,801 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2023, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	19.98%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.07%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.83%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	9.99%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.15%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	19.98%
Total	100.00%

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Crocs, Inc.	2.47%
Clear Secure, Inc.	2.41%
Krystal Biotech, Inc.	2.24%
Planet Fitness, Inc.	1.97%
Impinj, Inc.	1.93%
Inspire Medical Systems, Inc.	1.90%
Rambus, Inc.	1.89%
Xenon Pharmaceuticals, Inc.	1.87%
Axon Enterprise, Inc.	1.83%
Clean Harbors, Inc.	1.79%

Holdings by Sector	% of Investments
Communication Services	2.15%
Consumer Discretionary	13.78%
Consumer Staples	1.47%
Energy	3.25%
Financials	0.63%
Health Care	28.50%
Industrials	19.07%
Information Technology	26.82%
Materials	2.35%
Money Market Funds	1.06%
Time Deposits	0.12%
Repurchase Agreements	0.80%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
SP Plus Corp.	3.44%
Organon & Co.	3.42%
Kemper Corp.	3.33%
Masonite International Corp.	3.27%
MRC Global, Inc.	3.23%
Cars.com, Inc.	3.09%
International Money Express, Inc.	3.06%
Eagle Materials, Inc.	2.69%
Tenet Healthcare Corp.	2.66%
Bancorp, Inc. (The)	2.57%

Holdings by Sector	% of Investments
Communication Services	5.04%
Consumer Discretionary	6.35%
Consumer Staples	4.72%
Energy	6.61%
Financials	27.30%
Health Care	6.09%
Industrials	17.34%
Information Technology	13.12%
Materials	6.23%
Real Estate	4.25%
Repurchase Agreements	2.95%
Total	100.00%

Lord Abett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Brookfield Infrastructure Corp.	2.46%
ANDRITZ AG	2.32%
Capstone Copper Corp.	1.90%
Loomis AB	1.71%
Tecan Group AG	1.69%
Okinawa Cellular Telephone Co.	1.68%
REN - Redes Energeticas Nacionais SGPS SA	1.67%
Gerresheimer AG	1.64%
B&M European Value Retail SA	1.57%
MEG Energy Corp.	1.56%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector	% of Investments
Communication Services	4.71%
Consumer Discretionary	12.72%
Consumer Staples	6.30%
Energy	3.74%
Financials	14.80%
Health Care	5.54%
Industrials	21.44%
Information Technology	9.78%
Materials	10.51%
Real Estate	4.04%
Utilities	4.13%
Money Market Funds	0.00%
Time Deposits	0.00%
Repurchase Agreements	2.29%
Total	100.00%

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Ventyx Biosciences, Inc.	3.34%
Agilysys, Inc.	3.10%
Fidelity Government Portfolio	2.98%
Impinj, Inc.	2.97%
Rambus, Inc.	2.79%
Krystal Biotech, Inc.	2.46%
TransMedics Group, Inc.	2.46%
Arcellx, Inc.	2.37%
Pliant Therapeutics, Inc.	2.25%
Heritage-Crystal Clean, Inc.	1.99%

Holdings by Sector	% of Investments
Communication Services	3.72%
Consumer Discretionary	6.55%
Consumer Staples	4.84%
Energy	0.97%
Financials	3.26%
Health Care	36.36%
Industrials	11.15%
Information Technology	27.10%
Materials	1.00%
Money Market Funds	2.98%
Time Deposits	0.33%
Repurchase Agreements	1.74%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments
MRC Global, Inc.	2.22%
Permian Resources Corp.	2.18%
BellRing Brands, Inc.	2.16%
Bancorp, Inc. (The)	2.14%
Masonite International Corp.	2.13%
International Money Express, Inc.	2.12%
Organon & Co.	2.08%
Kemper Corp.	2.06%
Heritage Financial Corp.	1.87%
Vita Coco Co., Inc. (The)	1.87%

Holdings by Sector	% of Investments
Communication Services	4.14%
Consumer Discretionary	6.93%
Consumer Staples	6.70%
Energy	6.52%
Financials	24.36%
Health Care	5.66%
Industrials	18.28%
Information Technology	11.50%
Materials	6.58%
Real Estate	4.66%
Utilities	2.14%
Repurchase Agreements	2.53%
Total	100.00%

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
Molina Healthcare, Inc.	2.39%
American Financial Group, Inc./OH	2.28%
Chesapeake Energy Corp.	2.24%
AerCap Holdings NV	2.20%
BJ’s Wholesale Club Holdings, Inc.	2.17%
STERIS plc	2.15%
EMCOR Group, Inc.	1.98%
First Industrial Realty Trust, Inc.	1.97%
Allegion plc	1.92%
CommVault Systems, Inc.	1.88%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Communication Services	1.21%
Consumer Discretionary	9.61%
Consumer Staples	3.00%
Energy	5.55%
Financials	16.77%
Health Care	13.78%
Industrials	17.77%
Information Technology	13.44%
Materials	7.94%
Real Estate	6.50%
Utilities	3.10%
Repurchase Agreements	1.33%
Total	100.00%

QPHR-SET-1Q

(03/23)